Cover	Oct. 03, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 03, 2023
Entity File Number	000-56342
Entity Registrant Name	VERANO HOLDINGS CORP.
Entity Central Index Key	0001848416
Entity Tax Identification Number	98-1583243
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	224 West Hill Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60610
City Area Code	(312)
Local Phone Number	265-0730
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	415 North Dearborn Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654